Dollar [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Dollar | Dollar Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.91%	2.22%	1.49%